INVESTMENTS (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	$ 2,255	$ 45,166
Transfer from investment in associates at fair value (note 10)	10,423	0
Fair value changes through profit and loss (note 22)	(1,085)	(5,411)
Investments, ending	12,104	2,255
Equity instruments
DisclosureOfInvestmentsLineItems [Line Items]
Purchases, equity	$ 511
Debt instruments - GIC redemption
DisclosureOfInvestmentsLineItems [Line Items]
Sales, debt		$ (37,500)